Going Concern (Details) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 08, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 shares
Loan agreements reclassified as current | $		$ 213,667
Working capital deficit | $		$ (101,512)
Preferred shares | shares		500,000,000		500,000,000
Common shares | shares		1,000,000,000		1,000,000,000
Proceeds from the offering of preferred shares | $		$ 4,941	$ 0
Series C Convertible Preferred Stock
Preferred shares | shares		10,000		0
Securities Purchase Agreement
Common shares | shares	148,998
Proceeds from the offering of preferred shares | $	$ 5,000
Securities Purchase Agreement | Warrants exercised | Maximum
Proceeds from warrants | $	5,000
Total proceeds | $	$ 10,000
Securities Purchase Agreement | Series C Convertible Preferred Stock
Preferred shares | shares	5,000
Securities Purchase Agreement | Series C Convertible Preferred Stock | Warrants
Preferred shares | shares	5,000
Offshore Support Vessels | Nautilus
Number of vessels		6
Sale Agreements | Bulkers and bulker owning entities
Number of vessels		19